COLUMBIA FUNDS TRUST I
Columbia High Yield Opportunity Fund
Columbia Strategic Income Fund
Columbia Tax-Managed Growth Fund
Columbia Tax-Managed Growth Fund II*
Columbia Tax-Managed Value Fund
Columbia Tax-Managed Aggressive Growth Fund

COLUMBIA FUNDS TRUST II
Columbia Newport Greater China Fund*
Columbia Money Market Fund*

COLUMBIA FUNDS TRUST III
Columbia Mid Cap Value Fund
Columbia Liberty Fund*
Columbia Global Equity Fund
Columbia Contrarian Income Fund*
Columbia Intermediate Government Income Fund*
Columbia Quality Plus Bond Fund*
Columbia Corporate Bond Fund*
Columbia Federal Securities Fund

COLUMBIA FUNDS TRUST IV
Columbia Tax-Exempt Fund
Columbia Tax-Exempt Insured Fund
Columbia Utilities Fund
Columbia Municipal Money Market Fund*

COLUMBIA FUNDS TRUST V
Columbia California Tax-Exempt Fund*
Columbia Connecticut Tax-Exempt Fund*
Columbia Massachusetts Tax-Exempt Fund*
Columbia New York Tax-Exempt Fund
Columbia Large Company Index Fund*
Columbia U.S. Treasury Index Fund*
Columbia Small Company Index Fund*
Columbia Intermediate Tax-Exempt Bond Fund*
Columbia Massachusetts Intermediate Municipal Bond Fund*
Columbia Connecticut Intermediate Municipal Bond Fund*
Columbia New Jersey Intermediate Municipal Bond Fund*
Columbia New York Intermediate Municipal Bond Fund*
Columbia Rhode Island Intermediate Municipal Bond Fund*
Columbia Florida Intermediate Municipal Bond Fund*
Columbia Pennsylvania Intermediate Municipal Bond Fund*

COLUMBIA FUNDS TRUST VI
Columbia Growth & Income Fund
Columbia Small Cap Value Fund
Columbia Newport Asia Pacific Fund

COLUMBIA FUNDS TRUST VII
Columbia Newport Tiger Fund
Columbia Europe Fund*

COLUMBIA FUNDS TRUST VIII
Columbia Income Fund*
Columbia Intermediate Bond Fund*

COLUMBIA FUNDS TRUST IX
Columbia High Yield Municipal Fund*
Columbia Managed Municipals Fund*

COLUMBIA FUNDS TRUST XI
Columbia Young Investor Fund
Columbia Growth Stock Fund
Columbia Global Thematic Equity Fund*
Columbia European Thematic Equity Fund*
Columbia Asset Allocation Fund*
Columbia Dividend Income Fund*
Columbia Large Cap Core Fund*
Columbia International Equity Fund*
Columbia Large Cap Growth Fund*
Columbia Disciplined Value Fund*
Columbia Small Cap Fund*
Columbia Small Company Equity Fund*

COLUMBIA FLOATING RATE FUND

COLUMBIA INSTITUTIONAL FLOATING RATE INCOME FUND

COLUMBIA FLOATING RATE ADVANTAGE FUND

The Funds listed above are referred to collectively as the "Funds" and the Trusts listed above are referred to collectively as "Trusts."


             SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION (Replacing Supplements dated November 3, 2003 and March 15, 2004)

Each Fund's Statement of Additional Information is amended as follows:


1. Effective March 1, 2004, PricewaterhouseCoopers LLP, located at 125 High Street, Boston, Massachusetts 02110-1707, replaced Ernst & Young LLP as independent accountants for all of the Funds. PricewaterhouseCoopers LLP provides audit and tax return review services, and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. (Relevant to funds with asterisk.)


2. Effective June 18, 2003, Salvatore Macera retired as a Trustee from the Board of Trustees/Managers.

3. At the June, 2003 Board of Trustees meeting the Trustees approved the following changes to the compensation for the Trustees:

         The Trustees serve as trustees of all open-end funds managed by Columbia Management Advisors, Inc. for which each Trustee will receive an annual retainer of $45,000 and attendance fees of $9,500 for each regular and special joint board meeting and $1,000 for each special telephonic joint board meeting. The Chairman of the Board receives an annual retainer of $40,000.
All committee chairs, except the Audit Committee chair, receive an annual retainer of $5,000 and Committee chairs receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. The Audit Committee chair receives an annual retainer of $10,000 and receives $2,000 for each Audit Committee meeting. Committee members receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. Two-thirds of the Trustee fees are allocated among the Funds based on each Fund's relative net assets and one-third of the fees is divided equally among the Funds.

4. Each of the committees listed under the section Trustees and Trustees' Fees have had a change in the committee members. The following changes were effective October 8, 2003:

Audit Committee

         Ms. Verville and Messrs. Hacker, Stitzel and Woolworth are members of the Audit Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Verville and Messrs. Hacker, Nelson and Neuhauser were members of the Audit Committee of the Board of Trustees of the Funds.

Governance Committee

         Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Verville and Messrs. Hacker, Lowry, Mayer and Theobald were members of the Governance Committee of the Board of Trustees of the Funds.

Advisory Fees & Expenses Committee

         Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees and Expenses Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Kelly and Messrs. Mayer, Neuhauser, Stitzel and Theobald were members of the Advisory Fees and Expenses Committee of the Board of Trustees of the Funds.

The paragraph Trading Oversight Committee under the section Trustees and Trustees' Fees is replaced with the following:

Investment Oversight Committees

         Beginning in 2004, each Trustee of the Funds also began serving on an Investment Oversight Committee ("IOC"). Each IOC is responsible for monitoring, on an ongoing basis, a select group of funds in the Fund Complex and gives particular consideration to such matters as the Funds' adherence to their investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC meets four times a year. The following are members of the respective IOCs and the general categories of funds in the Fund Complex which they review:

         IOC #1: Messrs. Lowry, Mayer and Neuhauser are responsible for reviewing funds in the following asset categories: Large Growth Diversified, Large Growth Concentrated, Small Growth, Outside Managed
                           (i.e., sub-advised), Municipal and Bank Loan.

         IOC #2: Mr. Hacker and Ms. Verville are responsible for reviewing funds in the following asset categories:
                           Large Blend, Small Blend, Foreign Stock, Fixed Income
                           - Multi Sector, Fixed Income - Core and Young
                           Investor.

         IOC#3: Messrs. Theobald and Stitzel and Ms. Kelly are responsible for reviewing funds in the following asset categories: Large Value, Mid Cap Value, Small Value, Asset Allocation, High Yield and Money Market.

         IOC#4: Messrs. Nelson, Simpson and Woolworth are responsible for reviewing funds in the following asset categories: Large/Multi-Cap Blend, Mid Cap Growth, Small Growth, Asset Allocation, Specialty Equity and Taxable Fixed Income.


6. On October 7, 2003 the Board of Trustees/Managers of the Trusts elected Patrick J. Simpson and Richard L. Woolworth as new trustees of the Trusts.


7. The following table sets forth the compensation paid to Messrs. Simpson and Woolworth in their capacities as Trustees of the Columbia Board:

                                         Total Compensation from the Columbia Funds Complex Paid to the
  Trustee                                    Trustees for the Calendar Year Ended December 31, 2003
  -------                                    ------------------------------------------------------

  Patrick J. Simpson                                                $64,234
  Richard L. Woolworth                                                64,234



8. As of December 31, 2003, Messrs. Simpson and Woolworth did not own any shares of the Funds. Under the heading Share Ownership under the section Trustees and Trustees' Fees the column "Aggregate Dollar Range of Equity Securities Owned in All Funds Overseen by Trustee in Columbia Funds Complex" is revised as follows:

         The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2003 (i) in each Fund and
(ii) in the funds in the Fund Complex:


                                         Aggregate Dollar Range of
                                       Equity Securities Owned in All
                                       Funds Overseen by Trustee in
          Name of Trustee                       Fund Complex

Disinterested Trustees
Patrick J. Simpson                            $50,001-$100,000
Richard L. Woolworth                           Over $100,000



6.

9. The section describing the Trustees and Officers under the section Trustees and Officers is revised in its entirety as follows:


Trustees and Officers

The Trustees and officers serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the Fund Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below.

                                                                                Number of
                                                                                Portfolios
                                                                                in Fund
    Name, Address      Position   Year First                                    Complex
       and Age         with       Elected or   Principal Occupation(s) During    Overseen        Other
       -------         -----                   -------------------------------                   -----
                       Funds       Appointed           Past Five Years          by Trustee   Directorships
                         -----                         ---------------          ----------   -------------
                                  to Office(1)                                                    Held
                                    --------                                                      ----

Disinterested
Trustees
Douglas A. Hacker        Trustee      1996      Executive Vice President -          119        Orbitz, Inc.
(Age 48)                                        Strategy of United Airlines                  (on-line travel
P.O. Box 66100                                  (airline) since December, 2002                   company)
Chicago, IL 60666                               (formerly President of UAL
                                                Loyalty Services (airline)
                                                from September, 2001 to
                                                December, 2002; Executive Vice
                                                President and Chief Financial
                                                Officer of United Airlines
                                                from March, 1993 to September,
                                                2001).

Janet Langford Kelly     Trustee      1996      Private Investor since March        119            None
(Age 45)                                        2004 (formerly Chief
9534 W. Gull Lake                               Administrative Officer and
Drive                                           Senior Vice President, Kmart
Richland, MI                                    Holding Corporation (consumer
49083-8530                                      goods) from September, 2003 to
                                                March, 2004; Executive Vice
                                                President-Corporate Development
                                                and Administration, General
                                                Counsel and Secretary, Kellogg
                                                Company (food manufacturer),
                                                from September, 1999 to August,
                                                2003; Senior Vice President,
                                                Secretary and General Counsel,
                                                Sara Lee Corporation (branded,
                                                packaged, consumer-products
                                                manufacturer) from January, 1995
                                                to September, 1999).

Richard W. Lowry (Age    Trustee      1995      Private Investor since August,      121(3)         None
67)                                             1987 (formerly Chairman and
10701 Charleston Drive                          Chief Executive Officer, U.S.
Vero Beach, FL 32963                            Plywood Corporation (building
                                                products manufacturer)).




                                                                                 Number of
                                                                                 Portfolios
                                                                                 in Fund
    Name, Address       Position   Year First                                    Complex
       and Age          with       Elected or   Principal Occupation(s) During    Overseen        Other
       -------          -----                   -------------------------------                   -----
                          Funds     Appointed           Past Five Years          by Trustee   Directorships
                          -----                         ---------------          ----------   -------------
                                   to Office(1)                                                    Held
                                     --------                                                      ----

Charles R. Nelson        Trustee      1981      Professor of Economics,             119            None
(Age 61)                                        University of Washington,
Department of                                   since January, 1976; Ford and
Economics                                       Louisa Van Voorhis Professor
University of                                   of Political Economy,
Washington                                      University of Washington,
Seattle, WA 98195                               since September, 1993;
                                                Director, Institute for Economic
                                                Research, University of
                                                Washington, since September,
                                                2001; Adjunct Professor of
                                                Statistics, University of
                                                Washington, since September,
                                                1980; Associate Editor, Journal
                                                of Money Credit and Banking,
                                                since September, 1993;
                                                consultant on econometric and
                                                statistical matters.


John J. Neuhauser        Trustee      1985      Academic Vice President and        122(3,4)     Saucony, Inc.
(Age 60)                                        Dean of Faculties since                         (athletic
84 College Road                                 August, 1999, Boston College                    footwear);
Chestnut Hill, MA                               (formerly Dean, Boston College               SkillSoft Corp.
02467-3838                                      School of Management from                      (E-Learning)
                                                September, 1977 to September,
                                                1999).

Patrick J. Simpson       Trustee      2000      Partner, Perkins Coie L.L.P.        119            None
(Age 58)                                        (law firm).
1211 S.W. 5th Avenue
Suite 1500
Portland, OR 97204

Thomas E. Stitzel        Trustee      1998      Business Consultant since 1999      119            None
(Age 67)                                        (formerly Professor of Finance
2208 Tawny Woods Place                          from 1975 to 1999, College of
Boise, ID  83706                                Business, Boise State
                                                University); Chartered
                                                Financial Analyst.




                                                                                 Number of
                                                                                 Portfolios
                                                                                 in Fund
    Name, Address       Position   Year First                                    Complex
       and Age          with       Elected or   Principal Occupation(s) During    Overseen        Other
       -------          -----                   -------------------------------                   -----
                          Funds     Appointed           Past Five Years          by Trustee   Directorships
                          -----                         ---------------          ----------   -------------
                                   to Office1                                                      Held
                                     --------                                                      ----

Thomas C. Theobald      Trustee       1996      Managing Director, William          119          Anixter
(Age 66)                and                     Blair Capital Partners                        International
227 West Monroe         Chairman                (private equity investing)                       (network
Street,                 of the                  since September, 1994.                           support
Suite 3500                Board                                                                 equipment
Chicago, IL 60606                                                                             distributor),
                                                                                                Jones Lang
                                                                                              LaSalle (real
                                                                                                  estate
                                                                                               management
                                                                                              services) and
                                                                                               MONY Group
                                                                                            (life insurance)

Anne-Lee Verville        Trustee      1998      Author and speaker on               120(4)   Chairman of the
(Age 58)                                        educational systems needs                        Board of
359 Stickney Hill Road                          (formerly General Manager,                      Directors,
Hopkinton, NH  03229                            Global Education Industry, IBM                Enesco Group,
                                                Corporation (computer and                    Inc. (designer,
                                                technology) from 1994 to 1997).                importer and
                                                                                              distributor of
                                                                                               giftware and
                                                                                              collectibles)

Richard L. Woolworth     Trustee      1991      Retired since December 2003         119      NW Natural
(Age 62)                                        (formerly Chairman and Chief                 (natural gas
100 S.W. Market                                 Executive Officer, The Regence               service
Street #1500                                    Group (regional health                       provider)
Portland, OR 97207                              insurer); Chairman and Chief
                                                Executive Officer, BlueCross
                                                BlueShield of Oregon;
                                                Certified Public Accountant,
                                                Arthur Young & Company)

Interested Trustee
William E. Mayer(2)     Trustee       1994    Managing Partner, Park Avenue      121(3)     Lee Enterprises
(Age 63)                                      Equity Partners (private                      (print media),
399 Park Avenue                               equity) since February, 1999                  WR Hambrecht +
Suite 3204                                    (formerly Founding Partner,                   Co. (financial
New York, NY 10022                            Development Capital LLC from                     service
                                              November 1996 to February,                    provider) and
                                              1999).                                         First Health
                                                                                             (healthcare)

(1) In October 2003, the trustees of the Liberty Funds and Stein Roe Funds (both as defined in Part 1 of this SAI) were elected to the boards of the Columbia Funds;
simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.

(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht + Co.

(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds (as defined in Part 1 of this SAI).

(4) Mr. Neuhauser and Ms. Verville also serve as disinterested directors of Columbia Management
Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.




                                       Year First
     Name, Address         Position    Elected or
        and Age           with Funds   Appointed             Principal Occupation(s) During Past Five Years
        -------           ----------                         ----------------------------------------------
                                       to Office
                                          ------

Officers
J. Kevin Connaughton    President        2000       President of the Columbia Funds, Liberty
(age 39)                  and                       Funds and Stein Roe Funds since March, 2004; Chief Financial
One Financial Center    Treasurer                   Officer of the Columbia Funds since January,
Boston, MA 02111                                    2003; Treasurer of the Columbia Funds since October, 2003 and of the Liberty Funds, Stein Roe Funds and All-Star Funds
                                                    since December, 2000; Vice President of the Advisor
                                                    since April, 2003 (formerly Controller of the Liberty
                                                    Funds and All-Star Funds from February, 1998 to
                                                    October, 2000); Treasurer of the Galaxy Funds since
                                                    September, 2002; Treasurer, Columbia Management
                                                    Multi-Strategy Hedge Fund, LLC since December, 2002
                                                    (formerly Vice President of Colonial from February, 1998
                                                    to October, 2000 and Senior Tax Manager, Coopers &
                                                    Lybrand, LLP from April, 1996 to January, 1998).

Vicki L. Benjamin (Age    Chief           2001      Controller of the Columbia Funds since July, 2003 and of the
42)                       Accounting                Liberty Funds, Stein Roe Funds and All-Star Funds since May,
One Financial Center      Officer                   2002; Chief Accounting Officer of the Columbia Funds since
Boston, MA 02111          and                       July, 2003 and Liberty Funds, Stein Roe Funds and All-Star
                          Controller                Funds since June, 2001; Controller and Chief
                                                    Accounting Officer of the Galaxy Funds since
                                                    September, 2002 (formerly Vice President, Corporate
                                                    Audit, State Street Bank and Trust Company from May, 1998
                                                    to April, 2001; Audit Manager from July, 1994 to
                                                    June, 1997; Senior Audit Manager from July, 1997 to
                                                    May, 1998, Coopers & Lybrand, LLP).

David A. Rozenson (Age    Secretary       2003      Secretary of the Columbia Funds, Liberty Funds, Stein Roe Funds
49)                                                 and All-Star Funds since December, 2003; Senior Counsel, Fleet
One Financial Center                                Boston Financial Corporation since January, 1996; Associate
Boston, MA 02111                                    General Counsel, Columbia Management Group since November,
                                                    2002.




G-35/665R-0304                                                  March 31, 2004